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September 29, 2011	Jeffrey T. Skinner direct dial 336 607 7512 direct fax 336 734 2608 JSkinner@KilpatrickTownsend.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	BPV Family of Funds (the “Trust”) (File No. 333-175770 and 811-22588); on behalf of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (the “Funds”), a series of the Trust

Ladies and Gentlemen:

Enclosed herewith for filing, in electronic format, on behalf of our client, the Trust, pursuant to:  (1) the Securities Act of 1933, as amended; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, is Pre-Effective Amendment No. 1 to the Registration Statement of the Trust (“Amendment”).  The Amendment incorporates responses to the staff’s comments reflected in a letter from Ms. Deborah O’Neal-Johnson of the Securities and Exchange Commission (the “Commission”) dated August 24, 2011, in connection with the review of the Trust’s Registration Statement on Form N-1A, which was filed electronically on July 25, 2011.

The Trust previously submitted its response to the staff’s comments through EDGAR correspondence on September 21, 2011. Notwithstanding the staff’s comments, the Trust acknowledges that:

1.           Should the Commission or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.           The action of the Commission or its staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.           The Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

September 29, 2011

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,
/s/ Jeffrey T. Skinner
Jeffrey T. Skinner

Cc:	Reed Keller
Matthew S. Chambers, Esq.